STATEMENT OF CASH FLOWS	Dec. 31, 2020 USD ($)
FINANCING ACTIVITIES:
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AND CASH EQUIVALENTS - September 30 .	$ 299,078,283
Aldel Financial Inc.
OPERATING ACTIVITIES:
Net income	(1,470)
Changes in assets and liabilities:
Accounts payable	1,470
FINANCING ACTIVITIES:
NET INCREASE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH AND CASH EQUIVALENTS	0
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AND CASH EQUIVALENTS - Beginning of year	0
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AND CASH EQUIVALENTS - September 30 .	0
Non-cash investing and financing activities:
Accrual of offering costs	$ 55,000